LEASES	6 Months Ended
Sep. 30, 2025
LEASES
Leases

NOTE 7 – LEASES

The Company entered into operating lease agreements for office premises. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

As of September 30, 2025, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of US$331,736, and the corresponding operating lease right-of-use assets of US$328,652.

Rent expense for the six months ended September 30, 2025 was US$ 75,530.

Operating lease commitments

The Company’s maturity analysis of operating lease liabilities as of September 30, 2025 is as follows:

Operating lease payment	As of September 30, 2025
Within one year	$168,002
One to three years	182,002
Total future minimum lease payments	350,004
Less: imputed interest	(18,268)
Present value of operating lease liabilities	331,736

(b)	The weighted average remaining lease terms and discount rates for the operating lease as of September 30, 2025 are as follows:

As of September 30,
2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.00
Weighted average discount rate	5.50%